Equity (Details 2) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Dividend payables	$ 20,454
First Installment [Member]
IfrsStatementLineItems [Line Items]
Date of approval	May 11, 2023
Date of record	Jun. 12, 2023
Amount per common and preferred share | $ / shares	$ 0.381
Dividend payables	$ 4,970
Second Installment [Member]
IfrsStatementLineItems [Line Items]
Date of approval	Aug. 03, 2023
Date of record	Aug. 21, 2023
Amount per common and preferred share | $ / shares	$ 0.2355
Dividend payables	$ 3,072
Third Installment [Member]
IfrsStatementLineItems [Line Items]
Date of approval	Nov. 09, 2023
Date of record	Nov. 21, 2023
Amount per common and preferred share | $ / shares	$ 0.2745
Dividend payables	$ 3,563
Total Anticipated Dividends [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 0.8910
Dividend payables	$ 11,605
Indexation To The S E L I C Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 0.0166
Dividend payables	$ 215
S E L I C Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 0.9076
Dividend payables	$ 11,820